Derivative financial instruments - Schedule of Hedged Items and Gains and Losses Arising from Hedge Accounting (Details) - Fair value hedges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	£ 156,790	£ 153,277
Carrying amount of the hedged item, liabilities	29,073	32,535
Accumulated amount of fair value adjustment on the hedged item, assets	(1,231)	(1,960)
Accumulated amount of fair value adjustment on the hedged item, liabilities	1,060	1,507
Gain (loss) on hedge ineffectiveness	274	(1,263)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(73)	(78)	£ (264)
Interest rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(73)	(78)
Fixed rate mortgages
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	121,732	124,013
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	(178)	(890)
Accumulated amount of fair value adjustment on the hedged item, liabilities	0	0
Gain (loss) on hedge ineffectiveness	725	(185)
Fixed rate mortgages | Interest rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(70)	(51)
Fixed rate issuance
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	0	0
Carrying amount of the hedged item, liabilities	29,073	32,535
Accumulated amount of fair value adjustment on the hedged item, assets	0	0
Accumulated amount of fair value adjustment on the hedged item, liabilities	1,060	1,507
Gain (loss) on hedge ineffectiveness	(313)	80
Fixed rate issuance | Interest rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(7)	(10)
Fixed rate bonds
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, assets	35,058	29,264
Carrying amount of the hedged item, liabilities	0	0
Accumulated amount of fair value adjustment on the hedged item, assets	(1,053)	(1,070)
Accumulated amount of fair value adjustment on the hedged item, liabilities	0	0
Gain (loss) on hedge ineffectiveness	(138)	(1,158)
Fixed rate bonds | Interest rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ 4	£ (17)